Other financial liabilities (Schedule of detailed information about changes in other financial liabilities at amortized cost) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [abstract]
Beginning balance	$ 40,787	$ 24,000
Net additions	22,796	116,233
Disbursements	(26,511)	(98,375)
Accretion	2,811	3,641
Effects of changes in foreign exchange	(3,610)	(4,712)
Ending balance	$ 36,273	$ 40,787